Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(13) Income Taxes

        Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The Company's subsidiaries are subject to federal and state income taxes.

        For the years ended December 31, 2010, 2011, and 2012 income tax expense from continuing operations consisted of the following (in thousands):

	2010	2011	2012
Current income tax expense	$—	—	15,000
Deferred income tax expense	939	185,297	106,229

Total income tax expense from continuing operations	$939	185,297	121,229

        The income tax expense from continuing operations differs from the amount that would be computed by applying the U.S. statutory federal income tax rate of 35% to consolidated income for the years ended December 31, 2010, 2011, and 2012, as a result of the following (in thousands):

	2010	2011	2012
Federal income tax expense	$404	159,770	121,276
State income tax expense, net of federal benefit	57	23,593	4,761
Change in valuation allowance	1,197	(934)	(4,872)
Other	(719)	2,868	64

Total income tax expense from continuing operations	$939	185,297	121,229

        For the years ended December 31, 2010, 2011, and 2012 income tax expense (benefit) was allocated to continuing and discontinued operations as follows (in thousands):

	2010	2011	2012
Continuing operations	$939	185,297	121,229
Discontinued operations and sale of discontinued operations	29,070	45,155	(272,553)

Total income tax expense / (benefit)	$30,009	230,452	(151,324)

        Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effect of the temporary differences giving rise to net deferred tax assets and liabilities at December 31, 2011 and 2012 is as follows (in thousands):

	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$364,017	417,385
Capital loss carryforwards	5,292	5,367
Minimum tax credit carryforward		15,000
Other	10,490	5,006

Total deferred tax assets	379,799	442,758
Valuation allowance	(13,833)	(47,678)

Net deferred tax assets	365,966	395,080

Deferred tax liabilities:
Unrealized gains on derivative instruments	311,434	206,937
Depreciation differences on gathering system	5,100	—
Oil and gas properties	370,067	342,455

Total deferred tax liabilities	686,601	549,392

Net deferred tax liabilities	$(320,635)	(154,312)

        In assessing the realizability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will be realized based on a more likely than not standard of judgment. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will not realize the benefits of all of these deductible differences and has recorded a valuation allowance of approximately $14 million and $48 million at December 31, 2011 and 2012, respectively, which is primarily related to capital loss carryforwards and certain state NOL carryforwards. The amount of the deferred tax asset considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are revised.

        The calculation of the Company's tax liabilities involves uncertainties in the application of complex tax laws and regulations. The Company gives financial statement recognition to those tax positions that it believes are more-likely-than-not to be sustained upon examination by the Internal Revenue Service or state revenue authorities. The financial statements include unrecognized benefits at December 31, 2012 of $15 million that, if recognized, would result in a reduction of noncurrent income taxes payable (included in other long-term liabilities) and an increase in noncurrent deferred tax liabilities. No impact to the Company's 2012 effective tax rate would result. As of December 31, 2012, no interest or penalties have been accrued on unrecognized tax benefits. A reconciliation of beginning and ending amount of unrecognized tax benefits is as follows:

2012
Balance at beginning of year	$—
Additions based upon tax positions related to the current year	15,000

Balance at end of year	$15,000

        The Company's corporate subsidiaries have U.S Federal and state net operating loss carryforwards (NOLs) as of December 31, 2012 of $1.0 billion and $1.3 billion, respectively, which expire at various dates from 2024 to 2032. Included in other current assets are $14 million of estimated Federal tax payments made during 2012 that will be refunded to the Company when it files its 2012 tax return.

        The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company and subsidiaries file tax returns with various state taxing authorities; these returns remain open to examination for tax years 2008 through 2012.